UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003

Item 1: Reports to Shareholders

VANGUARD(R) NEW JERSEY TAX-EXEMPT FUNDS

SEMIANNUAL REPORT
MAY 31, 2003

VANGUARD(R) NEW JERSEY TAX-EXEMPT MONEY MARKET FUND
VANGUARD(R) NEW JERSEY LONG-TERM TAX-EXEMPT FUND

ETERNAL PRINCIPLES

Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

--------------------------------------------------------------------------------
SUMMARY
* Vanguard New Jersey Tax-Exempt Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund posted six-month returns of 0.5% and 7.3%, respectively, outperforming their average peers.

*    Interest rates continued to decline from already low levels.

* The investing skills of the funds' adviser and the funds' low costs explained the strong relative returns.
--------------------------------------------------------------------------------
CONTENTS

   1    Letter from the Chairman
   5    Report from the Adviser
   8    Fund Profiles
  10    Glossary of Investment Terms
  11    Performance Summaries
  13    Financial Statements
  34    Advantages of Vanguard.com
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN                                              PICTURE OF
                                                                 JOHN J. BRENNAN

Dear Shareholder,

During the first half of the Vanguard New Jersey Tax-Exempt Funds' fiscal year, interest rates declined to levels not seen in decades, boosting the prices of bonds, particularly those with the longest maturities. The funds outperformed their average peer funds during the six months ended May 31, 2003, with both share classes of the Long-Term Tax-Exempt Fund returning 7.3% and the Tax-Exempt Money Market Fund returning 0.5%.

--------------------------------------------------------------------------------
TOTAL RETURNS                                                  SIX MONTHS ENDED
                                                                   MAY 31, 2003
--------------------------------------------------------------------------------
Vanguard New Jersey Tax-Exempt Money Market Fund                            0.5%
   (SEC 7-Day Annualized Yield: 1.03%)
Average New Jersey Tax-Exempt Money Market Fund*                            0.3
--------------------------------------------------------------------------------
Vanguard New Jersey Long-Term Tax-Exempt Fund
   Investor Shares                                                          7.3%
   Admiral Shares                                                           7.3
Average New Jersey Municipal Debt Fund*                                     6.0
Lehman 10 Year Municipal Bond Index                                         7.2
Lehman Municipal Bond Index                                                 6.5
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

     During the period, the yield of the Long-Term Tax-Exempt Fund's Investor Shares slid 76 basis points (0.76 percentage point) to 3.02%. (The yield of the fund's Admiral Shares at the end of the period was 3.07%.) For a New Jersey resident in the highest federal tax bracket, that amounted to a taxable equivalent yield (accounting for state and federal taxes, but not for local tax or the possibility that an individual might be subject to the alternative minimum tax) of 4.96% (5.04% for Admiral Shares). The yield of the Money Market Fund actually rose 1 basis point to 1.03%, a taxable equivalent yield of 1.69%.

     The returns of the Vanguard New Jersey Tax-Exempt Funds and of their comparative standards appear in the table above; the components of the funds' returns are presented in the table on page 4.

INTEREST RATES CONTINUED THEIR DOWNWARD MARCH

During the past six months, both taxable and tax-exempt bonds outpaced the 5.1% return of the Wilshire 5000 Total Market Index, a proxy for the broad U.S. stock market. The Lehman Brothers Aggregate Bond Index, a proxy for the broad taxable investment-grade bond market, returned 6.3%, and the Lehman Municipal Bond Index returned 6.5%.


--------------------------------------------------------------------------------
Admiral(TM) Shares A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.
--------------------------------------------------------------------------------

     At the short-term end of the fixed income maturity range, the yield of a high-quality 1-year municipal note fell 35 basis points to 0.98%. Longer-term interest rates fell more dramatically, with the yield of the 10-year municipal note declining 77 basis points to 3.10%. In an unusual turn of events, the yields of the shortest-term municipal securities finished the period almost as high as or higher than those of their fully taxable counterparts. On May 31, for example, the New Jersey Tax-Exempt Money Market Fund yielded more than Vanguard(R) Prime Money Market Fund, before taking the tax-exempt fund's significant tax advantages into account.



--------------------------------------------------------------------------------
MARKET BAROMETER                                                  TOTAL RETURNS
                                                     PERIODS ENDED MAY 31, 2003
                                           -------------------------------------
                                              SIX           ONE            FIVE
                                           MONTHS          YEAR          YEARS*
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                   6.3%         11.6%            7.8%
 (Broad taxablemarket)
Lehman Municipal Bond Index                   6.5          10.4             6.5
Citigroup 3-Month Treasury Bill Index         0.6           1.5             4.0
--------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)               4.6%         -7.7%           -0.8%
Russell 2000 Index (Small-caps)               9.3          -8.2             0.6
Wilshire 5000 Index (Entire market)           5.1          -7.2            -0.9
MSCI All Country World Index Free
  ex USA (International)                      4.6         -10.8           -3.4
================================================================================
CPI
Consumer Price Index                          1.2%          2.1%            2.4%
--------------------------------------------------------------------------------
*Annualized.

STOCKS RALLIED AFTER A WEAK START

U.S. stocks initially drifted lower during the six-month period, but began a rally at the start of the Iraqi war in mid-March. The overall U.S. stock market, as measured by the Wilshire 5000 Index, sustained a loss of -9.5% during the first three months of the period, followed by a return of 16.1% in the latter half, for a six-month return of 5.1%.

TIMES GOT TOUGH, BUT RETURNS WERE STRONG

Sluggishness in the broad U.S. economy has reverberated through state and local budgets, reducing--or, at least, arresting the growth of--tax revenues that had burnished governments' financial statements during the economic boom of the late 1990s. Despite a reversal of fortune in New Jersey's fiscal condition, the state's municipal bonds turned in strong returns during the past six months as investors demonstrated enthusiasm for New Jersey debt. The New Jersey Long-Term Tax-Exempt Fund produced a capital return of 4.9%, as investors bid up the bonds in its portfolio. Including income distributions, the fund's total returns were a very strong 7.3%.

     The flip side of rising bond prices is, of course, falling yields, and, as noted earlier, the yield of the Long-Term Tax-Exempt Fund's Investor Shares fell to 3.02%. Although the yield on New Jersey money market instruments was more or less unchanged, already low yields meant modest returns for the New Jersey Tax-Exempt Money Market Fund. For the half-year, the fund returned just 0.5%.

     Both of our funds outpaced their average peers. This outperformance reflects not only the skillful credit analysis and portfolio management of our adviser, Vanguard Fixed Income Group, but also our funds' low costs. While the average New Jersey tax-exempt municipal fund charged an expense ratio of 1.04%, our Long-Term Tax-Exempt Fund's Investor Shares carried an annualized expense ratio of 0.17% (0.11% for Admiral Shares). That 87-basis-point difference is an enormous advantage with current bond yields being so low. Our cost advantage is also impressive on the money market side. Our fund's expense ratio: 0.16%. The average competitor's: 0.69%.

A SIMPLE STRATEGY FOR LONG-TERM SUCCESS

Industrywide, taxable and tax-exempt bonds have attracted strong interest as investors have sought refuge from an unsettled stock market and economy.

     We are concerned that some investors may be buying bonds not as a component of a diversified portfolio, but simply because bonds have "done best" lately--a recipe for disappointment. We advise establishing an asset allocation among stock, bond, and money market funds that is consistent with your circumstances and goals and then sitting tight. This approach is the most effective means of reaching any long-term financial goal.

     Thank you for entrusting your assets to us.


Sincerely,



/S/ JOHN J. BRENNAN
John J. Brennan
Chairman and Chief Executive Officer


JUNE 18, 2003

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE              NOVEMBER 30, 2002-MAY 31, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                        ------------------------
                                     STARTING       ENDING       INCOME  CAPITAL
                                  SHARE PRICE  SHARE PRICE    DIVIDENDS    GAINS
--------------------------------------------------------------------------------
New Jersey Tax-Exempt Money
  Market Fund                           $1.00        $1.00       $0.005   $0.000
--------------------------------------------------------------------------------
New Jersey Long-Term Tax-Exempt Fund
  Investor Shares                      $12.06       $12.60       $0.279   $0.047
  Admiral Shares                        12.06        12.60        0.282    0.047
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
IAN MACKINNON TO RETIRE

Vanguard Managing Director Ian A. MacKinnon, who has served this company and its shareholders for more than two decades as head of our Fixed Income Group, will retire on June 30. It's impossible to adequately summarize Ian's many accomplishments, but I must express my deep gratitude to him for establishing our fixed income practices and philosophy, and serving our shareholders with great skill, integrity, and commitment since he formed our Fixed Income Group in 1981. He will leave behind an outstanding performance record in our money market and bond funds, a tradition of excellence, and a terrific team of investment professionals. We wish him the very best.

     Robert F. Auwaerter, who also has more than 20 years' experience managing Vanguard's fixed income funds, will oversee all of the group's portfolio management activities.

George U. Sauter, managing director of our Quantitative Equity Group, will assume overall responsibility for the Fixed Income Group in the newly created
position of chief investment officer.                          --John J. Brennan
--------------------------------------------------------------------------------

REPORT FROM THE ADVISER

During the six months ended May 31, 2003, the Vanguard New Jersey Tax-Exempt Funds earned total returns that topped those of their average mutual fund peers, with the Long-Term Tax-Exempt Fund returning 7.3% and the Tax-Exempt Money Market Fund returning 0.5%. However, the yield of the Long-Term Fund was lower than it was six months ago, reflecting a decline in interest rates. The yield of the Money Market Fund inched up 1 basis point (0.01 percentage point).

THE INVESTMENT ENVIRONMENT

The economy appears to be muddling along. The nation's inflation-adjusted gross domestic product is growing, but hardly by leaps and bounds. First-quarter GDP expanded at an annual rate of 1.4%, unchanged from the final three months of 2002.

     Other economic data have been mixed. Consumer confidence fell dramatically during the prelude to the war in Iraq, but bounced back shortly after the major hostilities ended. However, the postwar "relief rally" in sentiment has been anemic, at best. Manufacturers continue to struggle, and business investment has shown few signs of improvement.

     Economic weakness has persisted despite a level of interest rates not seen since the 1950s. After an extended string of rate cuts in 2001 and one cut in 2002, the target federal funds rate remained unchanged during the period at 1.25%. (The Federal Reserve Board shaved 25 basis points from the rate on June 25.) The Fed seems to be taking a "do whatever it takes" attitude to preserve a recovery. Inflation is no longer a concern--the "core" rate of inflation in consumer prices (which excludes food and energy costs) was just 1.6% for the 12 months ended May 31. Although unlikely, deflation has recently emerged as a threat.

     Overall, it appears as though consumers are still carrying the economy on their backs. They are, however, showing signs of tiring. Unemployment rose to 6.1% in May, sending a chill through the labor market.

     The economy's bright spot is still the housing market. Price increases seem to be holding, and financing remains at extremely attractive levels, thanks to low interest rates.

--------------------------------------------------------------------------------
INVESTMENT PHILOSOPHY

The adviser believes that each fund, while operating within stated maturity and stringent quality targets, can achieve a high level of current income that is exempt from federal and New Jersey income taxes by investing in high-quality securities issued by New Jersey state, county, and municipal governments.
--------------------------------------------------------------------------------

STATE GOVERNMENTS CAME UNDER FISCAL PRESSURE

Short-term municipal securities underperformed their U.S. Treasury counterparts during the recent bond market rally, while longer-term municipal bonds performed comparably to longer-term Treasuries.

     The adjacent table provides details on the decline in muni yields.

--------------------------------------------------------------------------------
MUNICIPAL BOND YIELDS (AAA-RATED GENERAL-OBLIGATION ISSUES)

                                                                          CHANGE
MATURITY                MAY 31, 2003         NOV. 30, 2002        (BASIS POINTS)
--------------------------------------------------------------------------------
2 years                         1.13%                 1.70%                  -57
5 years                         2.08                  2.75                   -67
10 years                        3.10                  3.87                   -77
30 years                        4.34                  5.01                   -67
--------------------------------------------------------------------------------
Source: The Vanguard Group.

     Across the country, state tax revenues continued to fall in the fiscal half-year, and the declines created large gaps in state and local government budgets. Cuts in government services and staffs have been ongoing, but these moves haven't helped balance many budgets. It still remains politically difficult to raise taxes, although many municipalities are considering this option out of desperation.

     Most states are also looking at options for one-time revenue enhancement, such as securitizing tobacco-settlement payments, or are focusing on multiple smaller usage-based tax increases. The issuance of tobacco-settlement debt has recently swept the tax-exempt market. Lately, these issues have run into trouble as investors fear large awards in individual and class-action suits against the tobacco companies. Because of this, it now appears that states will be forced to focus on other means to raise funds until the market obtains a clear view of the durability of tobacco-settlement payments. (The Vanguard New Jersey Tax-Exempt Funds did not own any tobacco-related debt on May 31.)

     Compared with the performance of municipal bonds nationally, New Jersey debt underperformed slightly, primarily because of a large increase in new issues. New Jersey issued $7.6 billion in new municipal debt during the past six months, a 24% increase from the same period a year ago. Heavy supply is expected to continue as the New Jersey Turnpike Authority issues $1.4 billion bonds for a deal that will merge its management with that of the Garden State Parkway. Like most other states, New Jersey also faces budget pressure because of the slowdown in economic growth.

MUNIS OFFER GOOD VALUE FOR MANY INVESTORS

During the six months, municipal bonds offered good value. The yield of a 2-year, tax-exempt municipal note on May 31 was 1.13%, just a bit lower than the 1.33% yield of a comparable Treasury security, whose income is subject to federal tax. For longer maturities, 5-year notes offered 91% of the yield of Treasuries; 10-year notes, 92%; and 30-year bonds, 99%.

     Of course, such value is not always available in the municipal bond market. But for many investors, well-managed, low-cost portfolios of municipal bonds can be an integral part of a diversified investment program. With yields at such low levels--money market yields were hovering around 1% on May 31--low costs are especially valuable.

Ian A. MacKinnon, Managing Director
Christopher M. Ryon, Principal
Pamela Wisehaupt Tynan, Principal
Daniel S. Solender, Principal
Kathryn Allen, Principal
VanguardFixed Income Group

June 26, 2003

Fund Profiles As of May 31, 2003

These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 10.


NEW JERSEY TAX-EXEMPT MONEY MARKET FUND
----------------------------------------
Financial Attributes

Yield                               1.0%
Average Maturity                 28 days
Average Quality                    MIG-1
Expense Ratio                     0.16%*
----------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

MIG-1/SP-1+                               72.0%
A-1/P-1                                   27.5
AAA/AA                                     0.5
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------
*Annualized.

NEW JERSEY LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                  COMPARATIVE              BROAD
                                   FUND                INDEX*            INDEX**
--------------------------------------------------------------------------------
Number of Issues                     348                8,755            46,532
Yield                                                     3.1%              3.2%
  Investor Shares                    3.0%
  Admiral Shares                     3.1%
Yield to Maturity                    3.1%                  --                --
Average Coupon                      4.7%                  5.2%              5.2%
Average Maturity               7.3 years            9.8 years         13.8 years
Average Quality                      AAA                  AA+                AA+
Average Duration               5.8 years            6.6 years          7.8 years
Expense Ratio                                              --                --
  Investor Shares                 0.17%+
  Admiral Shares                  0.11%+
Cash Investments                    0.1%                   --                --
--------------------------------------------------------------------------------

-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

AAA                                       90.1%
AA                                         5.2
A                                          3.5
BBB                                        1.2
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

----------------------------
INVESTMENT FOCUS

Credit Quality          High
Average Maturity        Long
----------------------------


----------------------------------------------------------------------
VOLATILITY MEASURES
                                 COMPARATIVE BROAD
                        FUND                INDEX*    FUND     INDEX**
----------------------------------------------------------------------
R-Squared               0.97                  1.00    0.98       1.00
Beta                    0.98                  1.00    1.09       1.00
----------------------------------------------------------------------

------------------------------------------
DISTRIBUTION BY MATURITY (% OF PORTFOLIO)

Under 1 Year                          8.8%
1-5 Years                            19.8
5-10 Years                           53.8
10-20 Years                          16.7
20-30 Years                           0.9
------------------------------------------
Total                               100.0%
------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
+Annualized.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. However, a fund's beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates. (degree)
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES AS OF MAY 31, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New Jersey Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. For bond funds, both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The annualized yield shown for the money market fund reflects the current earnings of the fund more closely than does the total return.

NEW JERSEY TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) NOVEMBER 30, 1992-MAY 31, 2003
--------------------------------------------------------------------------------
                  NEW JERSEY TAX-EXEMPT                      AVERAGE
                     MONEY MARKET FUND                         FUND*
FISCAL                    TOTAL                                TOTAL
YEAR                      RETURN                              RETURN
--------------------------------------------------------------------------------
1993                                             2.3% 2.0%
1994                                              2.5           2.2
1995                                              3.6           3.3
1996                                              3.2           2.9
1997                                              3.3           3.0
1998                                              3.2           2.8
--------------------------------------------------------------------------------
                  NEW JERSEY TAX-EXEMPT                      AVERAGE
                      MONEY MARKET FUND                        FUND*
FISCAL                     TOTAL                               TOTAL
YEAR                      RETURN                              RETURN
--------------------------------------------------------------------------------
1999                        2.9%                                2.5%
2000                        3.7                                 3.4
2001                        2.8                                 2.4
2002                        1.3                                 0.9
2003**                      0.5                                 0.3
--------------------------------------------------------------------------------
                                   SEC 7-Day Annualized Yield (5/31/2003): 1.03%

* Average New Jersey Tax-Exempt Money Market Fund; derived from data provided by Lipper Inc.
**Six months ended May 31, 2003.
NOTE: See Financial Highlights table on page 29 for dividend information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                 TEN YEARS
                                           ONE    FIVE  ------------------------
                        INCEPTION DATE    YEAR   YEARS   CAPITAL  INCOME   TOTAL
--------------------------------------------------------------------------------
New Jersey Tax-Exempt
  Money Market Fund           2/3/1988   1.16%   2.61%     0.00%   2.83%   2.83%
--------------------------------------------------------------------------------

NEW JERSEY LONG-TERM TAX-EXEMPT FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) NOVEMBER 30, 1992-MAY 31, 2003
--------------------------------------------------------------------------------
                           NEW JERSEY LONG-TERM
                    TAX-EXEMPT FUND INVESTOR SHARES               LEHMAN*
FISCAL          CAPITAL        INCOME          TOTAL                TOTAL
YEAR             RETURN        RETURN         RETURN               RETURN
--------------------------------------------------------------------------------
1993                6.6%          5.9%          12.5%                11.7%
1994              -11.2           5.1           -6.1                 -4.5
1995               13.3           6.4           19.7                 18.6
1996               -0.7           5.4            4.7                  5.7
1997                1.0           5.4            6.4                  7.1
1998                2.3           5.3            7.6                  8.1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           NEW JERSEY LONG-TERM
                   TAX-EXEMPT FUND INVESTOR SHARES                LEHMAN*
FISCAL          CAPITAL        INCOME          TOTAL                TOTAL
YEAR             RETURN        RETURN         RETURN               RETURN
--------------------------------------------------------------------------------
1999               -6.2%          4.9%          -1.3%                -0.4%
2000                2.9           5.7            8.6                  7.7
2001                3.4           5.2            8.6                  8.2
2002                1.5           4.9            6.4                  6.7
2003**              4.9           2.4            7.3                  7.2
--------------------------------------------------------------------------------
 *Lehman 10 Year Municipal Bond Index.
**Six months ended May 31, 2003.
Note: See Financial Highlights tables on page 30 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED MARCH 31, 2003

This table presents average annual total returns through the latest calendar quarter--rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

                                                                TEN YEARS
                                            ONE     FIVE -----------------------
                          INCEPTION DATE   YEAR    YEARS  CAPITAL  INCOME  TOTAL
--------------------------------------------------------------------------------
New Jersey Long-Term
 Tax-Exempt Fund
    Investor Shares          2/3/1988      9.93%    6.17%    0.92%   5.36% 6.28%
    Admiral Shares          5/14/2001      9.99     7.65*      --      --     --
--------------------------------------------------------------------------------
*Return since inception.

FINANCIAL STATEMENTS MAY 31, 2003 (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's municipal bond holdings, including each security's market value on the last day of the reporting period and information on credit enhancements (insurance or letters of credit). Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.


--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
NEW JERSEY TAX-EXEMPT MONEY MARKET FUND                 COUPON              DATE                 (000)              (000)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.4%)
--------------------------------------------------------------------------------------------------------------------------
Bridgewater Township NJ BAN                              2.25%        10/10/2003         $      20,800       $      20,864
Burlington County NJ BAN                                 1.55%         7/17/2003                 4,500               4,500
Burlington County NJ BAN                                 2.25%         9/11/2003                 9,745               9,768
Cherry Hill Township NJ BAN                              2.25%         10/9/2003                18,723              18,774
Essex County NJ Improvement Auth. Rev.
  (Pooled Govt. Loan) VRDO                               1.05%          6/9/2003 LOC            36,950              36,950
Fort Lee NJ BAN                                          1.75%         3/26/2004                 6,378               6,412
Freehold NJ Regional High School Dist. TOB VRDO          1.18%          6/9/2003 (3)*            9,690               9,690
Gloucester County NJ PCR (Mobil Oil Refining Corp.)
  VRDO                                                   0.80%          6/9/2003                28,110              28,110
Hopewell Township NJ BAN                                 2.00%         1/29/2004                 7,506               7,547
Lawrence Township NJ BAN                                 2.00%        12/19/2003                 4,700               4,721
Mahwah Township NJ BAN                                   2.25%         6/19/2003                4,050                4,051
Middlesex County NJ BAN                                  2.25%         6/26/2003                43,807              43,829
Middlesex County NJ BAN                                  2.00%         1/13/2004                16,500              16,585
Monmouth County NJ Improvement Auth. Rev.
  (Pooled Govt. Loan) VRDO                               1.00%          6/9/2003 LOC            65,665              65,665
Moorestown Township NJ BAN                               1.75%         5/27/2004                5,970                6,014
Morris County NJ BAN                                     2.25%         6/26/2003                13,510              13,516
New Jersey Building Auth. Rev. TOB VRDO                  1.22%          6/9/2003 (1)*           42,040              42,040
New Jersey Econ. Dev. Auth. Market
  Transition Fac. Rev. TOB VRDO                          1.19%          6/9/2003 (1)*            6,215               6,215
New Jersey Econ. Dev. Auth. Natural Gas Fac. Rev.
  (New Jersey Natural Gas) VRDO                          1.35%          6/2/2003 (2)            34,500              34,500
New Jersey Econ. Dev. Auth. Rev.
  (Bennedictine Abbey Newark) VRDO                       1.05%          6/9/2003 LOC            19,000              19,000
New Jersey Econ. Dev. Auth. Rev.
  (Bennedictine Abbey Newark) VRDO                       1.05%          6/9/2003 LOC            8,925                8,925

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
NEW JERSEY TAX-EXEMPT MONEY MARKET FUND                 COUPON              DATE                 (000)              (000)
--------------------------------------------------------------------------------------------------------------------------
New Jersey Econ. Dev. Auth. Rev.
  (Chambers Cogeneration Limited Partnership) CP         1.02%         6/10/2003 LOC     $      22,500       $      22,500
New Jersey Econ. Dev. Auth. Rev.
  (Chambers Cogeneration Limited Partnership) CP         1.05%          7/9/2003 LOC            29,100              29,100
New Jersey Econ. Dev. Auth. Rev.
  (Columbia Univ. Project) VRDO                          1.15%          6/9/2003                 8,585               8,585
New Jersey Econ. Dev. Auth. Rev.
  (Hoffman-La Roche) VRDO                                1.25%          6/2/2003 LOC            17,500              17,500
New Jersey Econ. Dev. Auth. Rev.
  (Jewish Community Center) VRDO                         1.10%          6/9/2003 LOC             6,000               6,000
New Jersey Econ. Dev. Auth. Rev.
 (Lawrenceville School Project) VRDO                     1.20%          6/2/2003                10,600              10,600
New Jersey Econ. Dev. Auth. Rev.
 (Lawrenceville School Project) VRDO                     1.20%          6/2/2003                12,900              12,900
New Jersey Econ. Dev. Auth. Rev. (Logan Project) CP      1.02%         6/11/2003 LOC            36,900              36,900
New Jersey Econ. Dev. Auth. Rev. (Logan Project) CP      1.05%          7/9/2003                 4,000               4,000
New Jersey Econ. Dev. Auth. Rev.
  (Peddie School Project) VRDO                           1.20%          6/9/2003                 8,100               8,100
New Jersey Econ. Dev. Auth. Rev. (Russell Berrie) VRDO   1.12%          6/9/2003 LOC             7,000               7,000
New Jersey Econ. Dev. Auth. Rev.
  (Transp. Project) TOB VRDO                             1.18%          6/9/2003 (4)*            7,465               7,465
New Jersey Econ. Dev. Auth. Rev.
  (United States Golf Association) VRDO                  1.20%          6/9/2003 LOC             5,700               5,700
New Jersey Econ. Dev. Auth. Rev. PCR (Exxon) VRDO        0.90%          6/2/2003                 3,200               3,200
New Jersey Econ. Dev. Auth. Water Fac. Rev.
  (New Jersey Water Co. Project) TOB VRDO                1.21%          6/9/2003 (3)*            4,850               4,850
New Jersey Econ. Dev. Auth. Water Fac. Rev.
  (United Water Co.) VRDO                                1.30%          6/2/2003 (2)            37,750              37,750
New Jersey Econ. Dev. Auth. Water Fac. Rev.
  (United Water Co.) VRDO                                1.30%          6/2/2003 (2)            12,000              12,000
New Jersey Educ. Fac. Auth. Rev.
  (College of New Jersey) VRDO                           1.20%          6/9/2003 (2)            32,100              32,100
New Jersey Educ. Fac. Auth. Rev.
  (Institute for Defense Analyses) VRDO                  1.14%          6/9/2003 (2)            13,695              13,695
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO  1.25%          6/2/2003                63,380              63,380
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO  1.25%          6/2/2003                37,450              37,450
New Jersey GO TOB VRDO                                   1.19%          6/9/2003 *              24,200              24,200
New Jersey GO TOB VRDO                                   1.19%          6/9/2003 (Prere.)*      16,385              16,385
New Jersey GO TOB VRDO                                   1.19%          6/9/2003 (3)*           30,795              30,795
New Jersey Health Care Fac. Financing Auth. Rev.
  (Holy Name Hosp.) VRDO                                 1.15%          6/9/2003 LOC             7,300               7,300
New Jersey Health Care Fac. Financing Auth. Rev.
  (Hosp. Capital Asset Pooled Program) VRDO              1.10%          6/9/2003 LOC            15,400              15,400
New Jersey Health Care Fac. Financing Auth. Rev.
  (Hosp. Capital Asset Pooled Program) VRDO              1.10%          6/9/2003 LOC            21,600              21,600
New Jersey Health Care Fac. Financing Auth. Rev.
  (Hosp. Capital Asset Pooled Program) VRDO              1.10%          6/9/2003 LOC            13,200              13,200
New Jersey Health Care Fac. Financing Auth. Rev.
  (Hosp. Capital Asset Pooled Program) VRDO              1.10%          6/9/2003 LOC            24,500              24,500
New Jersey Health Care Fac. Financing Auth. Rev.
  (Meridian Health Systems) VRDO                         1.10%          6/9/2003 LOC            14,800              14,800

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
NEW JERSEY TAX-EXEMPT MONEY MARKET FUND                 COUPON              DATE                 (000)              (000)
--------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Fac. Financing Auth. Rev.
  (Meridian Health Systems) VRDO                         1.10%          6/9/2003 LOC     $      11,500       $      11,500
New Jersey Health Care Fac. Financing Auth. Rev.
  (Princeton Medical Center) VRDO                        1.15%          6/9/2003 LOC             2,200               2,200
New Jersey Higher Educ. Assistance Auth.
  Student Loan Rev. PUT                                  1.75%          6/2/2003 (1)             8,500               8,500
New Jersey Housing & Mortgage
 Finance Agency Rev. TOB PUT                             1.25%         7/13/2003 (1)*           11,980              11,974
New Jersey Housing & Mortgage
 Finance Agency Rev. TOB VRDO                            1.21%          6/9/2003 (1)*            4,920               4,920
New Jersey Housing & Mortgage
  Finance Agency Rev. TOB VRDO                           1.21%          6/9/2003 (1)*            1,930               1,930
New Jersey Sports & Exposition Auth. Rev. VRDO           1.10%          6/9/2003 (1)            41,530              41,530
New Jersey TRAN 3.00% 6/12/2003 20,000  20,009
New Jersey Transp. Trust Fund Auth. Rev. TOB PUT         1.85%         6/19/2003 (6)*           14,495              14,495
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO        1.19%          6/9/2003 (4)*            9,955               9,955
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO        1.19%          6/9/2003 (4)*           10,455              10,455
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO        1.24%          6/9/2003 (2)(4)*        25,000              25,000
New Jersey Transp. Trust Fund Auth.
  Transp. System TOB VRDO                                1.20%          6/9/2003 (4)*           21,995              21,995
New Jersey Turnpike Auth. Rev. TOB VRDO                  1.19%          6/9/2003 (1)*            4,995               4,995
New Jersey Turnpike Auth. Rev. TOB VRDO                  1.23%          6/9/2003 (1)*            7,620               7,620
New Jersey Turnpike Auth. Rev. VRDO                      1.15%          6/9/2003 (3)LOC        166,350             166,350
Passaic County NJ BAN                                    2.50%         6/13/2003                22,475              22,481
Port Auth. of New York & New Jersey CP                   1.05%          7/8/2003                13,270              13,270
Port Auth. of New York & New Jersey CP                   1.00%         7/10/2003                 2,000               2,000
Port Auth. of New York & New Jersey CP                   1.05%         7/10/2003                10,500              10,500
Port Auth. of New York & New Jersey CP                   1.10%         7/11/2003                14,845              14,845
Port Auth. of New York & New Jersey CP                   1.00%         8/12/2003                10,000              10,000
Port Auth. of New York & New Jersey CP                   1.00%         8/14/2003                 5,000               5,000
Port Auth. of New York & New Jersey CP                   1.00%         8/15/2003                22,600              22,600
Port Auth. of New York & New Jersey Rev.                 2.00%        10/15/2003                10,000              10,036
Princeton Univ. New Jersey CP                            1.10%         6/24/2003                10,000              10,000
Princeton Univ. New Jersey CP                            1.15%         6/25/2003                27,200              27,200
Princeton Univ. New Jersey CP                            1.05%         7/16/2003                18,000              18,000
Rahway Valley NJ Sewerage Auth. Sewer Rev.               2.25%         1/14/2004                 5,750               5,787
Readington Township NJ BAN                              2.125%         2/10/2004                 9,000               9,062
Rutgers State Univ. New Jersey VRDO                      1.20%          6/2/2003                82,550              82,550
Salem County NJ Financing Auth. PCR
  (Atlantic City Electric Co.) VRDO                      1.05%          6/9/2003 (1)             3,875               3,875
Salem County NJ Financing Auth. PCR
  (Atlantic City Electric Co.) VRDO                      1.10%          6/9/2003 (1)             2,200               2,200
Salem County NJ Financing Auth. PCR (Exelon Project) CP  1.00%         8/20/2003                19,000              19,000
Secaucus NJ BAN                                          2.00%         1/23/2004                 4,100               4,122
Somerset County NJ Ind. Fin. Auth. PCR
  (American Cyanamid Co.) VRDO                           1.70%          6/9/2003                 9,300               9,300
Union County NJ BAN                                      2.40%          8/1/2003                29,872              29,920
Union County NJ PCR (Exxon) VRDO                         0.90%          6/2/2003                 8,800               8,800
Univ. of Medicine & Dentistry New Jersey Rev. VRDO       1.19%          6/9/2003 (2)            30,000              30,000
West Windsor Plainsboro NJ Regional School Dist.         2.25%         6/26/2003                 4,750               4,752
West Windsor Township NJ BAN                             2.25%          8/7/2003                11,287              11,303

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
NEW JERSEY TAX-EXEMPT MONEY MARKET FUND                 COUPON              DATE                 (000)              (000)
--------------------------------------------------------------------------------------------------------------------------
OUTSIDE NEW JERSEY:
Puerto Rico Electric Power Auth. Rev. TOB VRDO           1.19%   6/9/2003 (4)*           $       7,600       $       7,600
Puerto Rico Govt. Dev. Bank VRDO                         1.05%   6/9/2003 (1)                   23,100              23,100
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO        1.17%   6/9/2003 (4)*                   5,735               5,735
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO        1.22%   6/9/2003 (1)*                  21,550              21,550
Puerto Rico Highway & Transp. Auth. Rev. VRDO            1.10%   6/9/2003 (2)                    1,300               1,300
Puerto Rico Ind. Medical & Environmental Fac.
Finance Auth. Rev. PCR (Abbott Laboratories) PUT         1.30%   3/1/2004  *                     9,275               9,275
Puerto Rico Infrastructure Financing Auth.
  Special Obligation Bonds TOB PUT                       1.85%  6/19/2003 *                     29,105              29,105
Puerto Rico Infrastructure Financing Auth.
  Special Obligation Bonds TOB PUT                       1.22% 10/16/2003 *                      8,915               8,915
Puerto Rico TRAN                                         2.50%  7/30/2003                       10,000              10,016
--------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $1,823,258)                                                                          1,823,258
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.6%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                               19,787
Liabilities                                                                                                        (8,851)
                                                                                                             -------------
                                                                                                             $     10,936
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------------------
Applicable to 1,833,727,764 outstanding $.001 par value shares of beneficial
  interest (unlimited authorization)                                                                         $   1,834,194
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                                                    $       1.00
==========================================================================================================================
*See Note A in Notes to Financial Statements.
*Securities  exempt from  registration  under Rule 144A of the Securities Act of
1933.  These  securities may be sold in transactions  exempt from  registration, normally to qualified institutional buyers. At May 31, 2003, the aggregate value of these securities was $337,159,000,  representing 18.4% of net assets. For key to abbreviations and other references, see page 26.


--------------------------------------------------------------------------------
AT MAY 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                             AMOUNT          PER
                                                              (000)        SHARE
--------------------------------------------------------------------------------
Amount Per (000) Share Paid-in Capital                 $  1,833,967      $  1.00
Undistributed Net Investment Income                              --           --
Accumulated Net Realized Gains                                  227           --
Unrealized Appreciation                                          --           --
--------------------------------------------------------------------------------
NET ASSETS                                             $  1,834,194      $  1.00
================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
NEW JERSEY LONG-TERM TAX-EXEMPT FUND                    COUPON              DATE                 (000)              (000)
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (99.9%)
--------------------------------------------------------------------------------------------------------------------------
Atlantic City NJ Board of Educ. GO                       6.00%         12/1/2012 (4)     $       4,600       $       5,739
Atlantic City NJ Board of Educ. GO                       6.10%         12/1/2015 (4)             2,000               2,543
Atlantic City NJ GO                                      5.25%        12/15/2012 (4)             1,990               2,277
Atlantic City NJ GO                                      5.25%        12/15/2014 (4)             2,190               2,511
Atlantic County NJ Public Fac. COP                       7.40%          3/1/2010 (3)             1,755               2,251
Atlantic County NJ Public Fac. COP                       7.40%          3/1/2011 (3)             4,025               5,221
Atlantic County NJ Public Fac. COP                       6.00%          3/1/2014 (3)             3,685               4,520
Atlantic County NJ Public Fac. COP                       6.00%          3/1/2015 (3)             1,480               1,826
Atlantic County NJ Util. Auth. Sewer Rev.               6.875%          1/1/2012 (2)(ETM)        2,460               2,968
Atlantic County NJ Util. Auth. Sewer Rev.                5.85%         1/15/2015 (2)             3,000               3,137
Bayonne NJ Muni. Util. Auth. Water System Rev.           5.00%          4/1/2016 (6)*            1,255               1,403
Bayonne NJ Muni. Util. Auth. Water System Rev.           5.00%          4/1/2017 (6)*            1,315               1,458
Bayonne NJ Muni. Util. Auth. Water System Rev.           5.00%          4/1/2021 (6)*            1,600               1,724
Bayonne NJ Muni. Util. Auth. Water System Rev.           5.00%          4/1/2024 (6)*            1,545               1,637
Camden County NJ Improvement Auth. Lease Rev.            5.50%          9/1/2015 (4)             1,470               1,696
Camden County NJ Improvement Auth. Lease Rev.            5.50%          5/1/2016                 1,140               1,326
Camden County NJ Improvement Auth. Lease Rev.            5.50%          5/1/2017                 1,025               1,183
Camden County NJ Improvement Auth. Lease Rev.            5.50%          5/1/2018                 1,265               1,453
Camden County NJ Improvement Auth. Lease Rev.            5.50%          5/1/2019                 1,335               1,527
Camden County NJ Improvement Auth. Lease Rev.           5.375%          9/1/2019 (4)               850                 954
Camden County NJ Improvement Auth. Lease Rev.
  (Health Services Center)                               5.00%         12/1/2032 (1)             4,070               4,313
Camden County NJ Muni. Util. Auth. Rev.                  0.00%          9/1/2004 (3)             8,345               8,204
Camden County NJ Muni. Util. Auth. Rev.                  0.00%          9/1/2005 (3)            18,545              17,917
Camden County NJ Muni. Util. Auth. Rev.                  0.00%          9/1/2006 (3)            18,545              17,480
Cape May County NJ Muni. Util. Auth. Rev.                5.75%          1/1/2014 (4)             6,930               8,429
Cape May County NJ Muni. Util. Auth. Rev.                5.25%          1/1/2017 (1)             2,560               2,880
Cape May County NJ Muni. Util. Auth. Rev.                5.25%          1/1/2018 (1)             2,165               2,423
Cape May County NJ PCR (Atlantic City Electric)          6.80%          3/1/2021 (1)            15,400              20,785
Delaware River & Bay Auth. Rev.                         5.375%          1/1/2013 (2)               750                 860
Delaware River & Bay Auth. Rev.                          5.75%          1/1/2029 (2)             5,000               5,703
Delaware River & Bay Auth. Rev.                          5.00%          1/1/2033                 4,000               4,234
Delaware River Joint Toll Bridge Comm.
  Pennsylvania & New Jersey Rev.                         5.40%          1/1/2013 (3)             6,750               7,452
Delaware River Joint Toll Bridge Comm.
  Pennsylvania & New Jersey Rev.                        5.625%          1/1/2013 (4)             4,205               4,849
Delaware River Joint Toll Bridge Comm.
  Pennsylvania & New Jersey Rev.                         5.75%          1/1/2022 (4)            10,000              11,467
Delaware River Joint Toll Bridge Comm.
  Pennsylvania & New Jersey Rev.                         5.50%          1/1/2026 (3)            22,885              25,280
Delaware River Joint Toll Bridge Comm.
  Pennsylvania & New Jersey Rev.                        5.625%          1/1/2026 (4)             5,000               5,609
Egg Harbor Township NJ School Dist. GO                   5.00%         7/15/2012 (3)             2,640               3,032
Egg Harbor Township NJ School Dist. GO                   5.00%         7/15/2013 (3)             2,780               3,169
Egg Harbor Township NJ School Dist. GO                   5.00%         7/15/2020 (3)             2,000               2,183
Egg Harbor Township NJ School Dist. GO                   5.00%         7/15/2021 (3)             1,400               1,517
Egg Harbor Township NJ School Dist. GO                   5.10%         7/15/2022 (3)             2,950               3,202
Essex County NJ Improvement Auth. Lease Rev.             5.50%         12/1/2008 (2)             2,560               2,667
Essex County NJ Improvement Auth. Lease Rev.             5.50%         12/1/2013 (2)             5,150               5,355
Essex County NJ Improvement Auth. Lease Rev.             5.75%         10/1/2014 (3)             3,390               3,985
Essex County NJ Improvement Auth. Lease Rev.             5.75%         10/1/2015 (3)             5,090               5,965

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
NEW JERSEY LONG-TERM TAX-EXEMPT FUND                    COUPON              DATE                 (000)              (000)
--------------------------------------------------------------------------------------------------------------------------
Essex County NJ Improvement Auth. Lease Rev.             5.75%         10/1/2030 (3)     $       2,650       $       3,026
Essex County NJ Solid Waste Util. Auth.                  5.60%          4/1/2006 (4)(Prere.)     2,200               2,499
Essex County NJ Solid Waste Util. Auth.                  0.00%          4/1/2010 (4)             1,000                 811
Essex County NJ Solid Waste Util. Auth.                 4.875%          4/1/2018 (4)             3,500               3,686
Evesham NJ Util. Auth. Rev.                              5.00%          7/1/2016 (2)             3,435               3,841
Evesham NJ Util. Auth. Rev.                              5.00%          7/1/2017 (2)             3,705               4,113
Evesham NJ Util. Auth. Rev.                              5.00%          7/1/2018 (2)             1,605               1,770
Freehold NJ Regional High School Dist. GO                5.00%          3/1/2014 (3)             1,000               1,160
Freehold NJ Regional High School Dist. GO                5.00%          3/1/2016 (3)             2,000               2,315
Freehold NJ Regional High School Dist. GO                5.00%          3/1/2019 (3)             2,440               2,800
Garden State Preservation Trust NJ                       0.00%         11/1/2021 (4)            11,325               5,089
Garden State Preservation Trust NJ                       5.00%         11/1/2021                 7,500               8,174
Garden State Preservation Trust NJ                       0.00%         11/1/2022 (4)            41,150              17,406
Garden State Preservation Trust NJ                       0.00%         11/1/2023 (4)            15,000               5,998
Gloucester County NJ Improvement Auth. Lease Rev.        5.00%         7/15/2016 (1)*            1,000               1,115
Gloucester County NJ Improvement Auth. Lease Rev.        5.00%         7/15/2017 (1)*            1,000               1,107
Gloucester County NJ Improvement Auth. Lease Rev.        5.00%         7/15/2020 (1)*            1,150               1,248
Gloucester County NJ Improvement Auth. Lease Rev.        5.00%         7/15/2023 (1)*            1,000               1,067
Gloucester Township NJ GO                                5.75%         7/15/2010 (2)             2,880               3,446
Gloucester Township NJ Muni. Util. Auth. Rev.            5.65%          3/1/2018 (2)             2,755               3,365
Higher Educ. Assistance Auth. of New Jersey
  Student Loan Rev.                                      6.00%          6/1/2013 (1)             3,000               3,397
Higher Educ. Assistance Auth. of New Jersey
  Student Loan Rev.                                      6.00%          6/1/2015 (1)             5,575               6,242
Higher Educ. Assistance Auth. of New Jersey
  Student Loan Rev.                                      6.10%          6/1/2016 (1)             3,000               3,359
Hillsborough Township NJ School Dist. GO                5.375%         10/1/2013 (4)             1,250               1,491
Hillsborough Township NJ School Dist. GO                5.375%         10/1/2015 (4)             1,720               2,056
Hillsborough Township NJ School Dist. GO                5.375%         10/1/2017 (4)               720                 862
Hillsborough Township NJ School Dist. GO                5.375%         10/1/2019 (4)             1,720               2,047
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.      0.00%          8/1/2003 (1)             3,800               3,792
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.      0.00%          8/1/2004 (1)             3,750               3,693
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.      0.00%          8/1/2005 (1)             3,805               3,685
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.      0.00%          8/1/2006 (1)             2,000               1,891
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.      6.25%          8/1/2013 (1)             9,590              12,150
Hopewell Valley NJ Regional School Dist. GO              5.00%         8/15/2013 (3)             2,315               2,590
Hudson County NJ GO                                      6.55%          7/1/2007 (3)             1,300               1,533
Hudson County NJ GO                                      6.55%          7/1/2009 (3)               635                 779
Irvington Township NJ GO                                 0.00%          8/1/2007 (1)             1,000                 912
Irvington Township NJ GO                                 0.00%          8/1/2009 (1)             2,580               2,176
Irvington Township NJ GO                                 0.00%          8/1/2010 (1)             2,080               1,668
Jackson Township NJ Board of Educ. GO                   5.375%         4/15/2026 (3)             6,885               7,554
Jackson Township NJ Board of Educ. GO                   5.375%         4/15/2027 (3)             7,676               8,418
Marlboro Township NJ Board of Educ. GO                   5.00%         7/15/2012                 1,005               1,143
Marlboro Township NJ Board of Educ. GO                   5.00%         7/15/2013                 1,000               1,128
Marlboro Township NJ Board of Educ. GO                   5.25%         7/15/2013 (4)             2,625               2,972
Marlboro Township NJ Board of Educ. GO                   5.00%         7/15/2014                 1,045               1,167
Marlboro Township NJ Board of Educ. GO                   5.25%         7/15/2014 (4)             2,790               3,155
Marlboro Township NJ Board of Educ. GO                   5.25%         7/15/2018 (4)             2,850               3,176
Mercer County NJ Improvement Auth. Library System Rev.   6.00%         12/1/2003 (Prere.)        1,000               1,045
Mercer County NJ Improvement Auth. Solid Waste Rev.     5.375%         9/15/2012                11,120              12,681

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
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
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
NEW JERSEY LONG-TERM TAX-EXEMPT FUND                    COUPON              DATE                 (000)              (000)
--------------------------------------------------------------------------------------------------------------------------
Mercer County NJ Improvement Auth.
  Special Services School Dist. Rev.                     5.75%        12/15/2008         $       1,165       $       1,375
Mercer County NJ Improvement Auth.
  Special Services School Dist. Rev.                     5.95%        12/15/2012                 4,895               6,036
Middlesex County NJ COP                                  5.00%          8/1/2011 (1)             1,050               1,209
Middlesex County NJ COP                                  5.50%          8/1/2015 (1)             1,195               1,380
Middlesex County NJ Improvement Auth.
  Util. Systems Rev. (Perth Amboy)                       0.00%          9/1/2015 (2)            2,000                1,264
Middlesex County NJ Improvement Auth.
  Util. Systems Rev. (Perth Amboy)                       0.00%          9/1/2016 (2)             3,000               1,800
Middlesex County NJ Improvement Auth.
  Util. Systems Rev. (Perth Amboy)                       0.00%          9/1/2018 (2)             4,550               2,457
Middlesex County NJ Util. Auth. Sewer Rev.               5.25%         3/15/2010 (3)             1,740               1,926
Middlesex County NJ Util. Auth. Sewer Rev.              5.375%         9/15/2015 (3)             3,775               4,149
Middlesex County NJ Util. Auth. Sewer Rev.              5.125%         12/1/2016 (3)             3,050               3,399
Middletown Township NJ Board of Educ. GO                 5.00%          8/1/2014 (4)             2,735               3,055
Middletown Township NJ Board of Educ. GO                 5.00%          8/1/2015 (4)             2,015               2,232
Monmouth County NJ Improvement Auth. Rev.
  (Howell Township Board of Educ.)                       5.80%         7/15/2007 (2)(Prere.)     1,180               1,375
Monmouth County NJ Improvement Auth.
  (Howell Township Board of Educ.)                       5.00%         7/15/2013 (2)             1,305               1,490
Monmouth County NJ Improvement Auth. Rev.
  (Howell Township Board of Educ.)                       5.00%         7/15/2019 (2)             2,115               2,318
Monmouth County NJ Improvement Auth. Rev.
  (Howell Township Board of Educ.)                       5.00%         7/15/2020 (2)             2,225               2,422
Monmouth County NJ Improvement Auth. Rev.
  (Howell Township Board of Educ.)                       5.00%         7/15/2021 (2)             2,340               2,528
Monroe Township NJ Muni. Util. Auth.
  Middlesex County Rev.                                  5.25%          2/1/2013 (3)             1,210               1,378
Monroe Township NJ Muni. Util. Auth.
 Middlesex County Rev.                                   5.25%          2/1/2014 (3)             1,235               1,401
Montgomery Township NJ School Dist. GO                   5.25%          8/1/2013 (1)             1,285               1,488
Montgomery Township NJ School Dist. GO                   5.25%          8/1/2017 (1)             1,280               1,448
Montgomery Township NJ School Dist. GO                   5.25%          8/1/2018 (1)             1,280               1,441
Mount Laurel Township NJ Muni. Util. Auth.
  Util. System Rev.                                      6.00%          7/1/2004 (1)(Prere.)     2,580               2,718
New Brunswick NJ Housing & Urban Dev. Rev.               6.00%          7/1/2012 (1)               195                 200
New Brunswick NJ Housing & Urban Dev. Rev.               5.75%          7/1/2024 (1)               440                 450
New Jersey Econ. Dev. Auth. Lease Rev.
  (Bergen County Administration Complex)                 5.50%        11/15/2012 (1)             4,375               5,047
New Jersey Econ. Dev. Auth. Lease Rev.
  (Bergen County Administration Complex)                5.625%        11/15/2014 (1)             4,870               5,644
New Jersey Econ. Dev. Auth. Lease Rev.
  (Bergen County Administration Complex)                 5.75%        11/15/2016 (1)             5,440               6,324
New Jersey Econ. Dev. Auth. Lease Rev.
  (Bergen County Administration Complex)                 5.75%        11/15/2018 (1)             6,080               7,051
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.  5.80%          7/1/2004 (1)(Prere.)     1,000               1,071
New Jersey Econ. Dev. Auth. Rev.
  (Hillcrest Health Service)                             0.00%          1/1/2012 (2)             2,500               1,867
New Jersey Econ. Dev. Auth. Rev.
  (Hillcrest Health Service)                             0.00%          1/1/2013 (2)             3,000               2,141
New Jersey Econ. Dev. Auth. Rev.
  (Kapkowski Road Landfill-DST Project Elizabeth)        6.50%          4/1/2028                7,500                8,404

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
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
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
NEW JERSEY LONG-TERM TAX-EXEMPT FUND                    COUPON              DATE                 (000)              (000)
--------------------------------------------------------------------------------------------------------------------------
New Jersey Econ. Dev. Auth. Rev.
  (Lawrenceville School Project) VRDO                    1.20%          6/2/2003         $      14,400       $      14,400
New Jersey Econ. Dev. Auth. Rev.
  (Lawrenceville School Project) VRDO                    1.20%          6/2/2003                11,200              11,200
New Jersey Econ. Dev. Auth. Rev.
  (Masonic Charity Foundation)                          5.875%          6/1/2018                 1,250               1,448
New Jersey Econ. Dev. Auth. Rev.
  (Masonic Charity Foundation)                           6.00%          6/1/2025                 1,000               1,141
New Jersey Econ. Dev. Auth. Rev.
  (Masonic Charity Foundation)                           5.50%          6/1/2031                 1,665               1,806
New Jersey Econ. Dev. Auth. Rev. (School Fac.)           5.50%         6/15/2013 (2)             1,200               1,436
New Jersey Econ. Dev. Auth. Rev. (School Fac.)           5.25%         6/15/2017 (2)             7,040               7,882
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)  0.00%          7/1/2008 (1)             2,305               2,031
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)  0.00%          7/1/2011 (1)             4,650               3,566
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)  0.00%          7/1/2012 (1)             4,550               3,338
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)  0.00%          7/1/2013 (1)             4,500               3,154
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)  0.00%          7/1/2014 (1)             4,210               2,804
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)      5.875%          5/1/2015 (4)             3,465               4,012
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)       5.25%          5/1/2017 (4)             4,500               5,034
New Jersey Econ. Dev. Auth. Rev. PCR (Exxon) VRDO        0.90%          6/2/2003                 1,500               1,500
New Jersey Educ. Fac. Auth. Rev.                        5.875%          9/1/2007 (2)             5,890               6,838
New Jersey Educ. Fac. Auth. Rev.                        5.875%          9/1/2008 (2)             6,165               7,286
New Jersey Educ. Fac. Auth. Rev.                         5.75%          9/1/2012                 7,595               9,187
New Jersey Educ. Fac. Auth. Rev.                         5.00%          3/1/2016 (1)             3,845               4,218
New Jersey Educ. Fac. Auth. Rev.                         5.75%          9/1/2016 (4)             8,425               9,859
New Jersey Educ. Fac. Auth. Rev.                         5.00%          9/1/2019 (4)             2,715               2,929
New Jersey Educ. Fac. Auth. Rev.                         5.00%          9/1/2020                11,405              12,211
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)            5.25%          7/1/2020                 2,060               2,404
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)            5.25%          7/1/2021 (3)             1,550               1,798
New Jersey Educ. Fac. Auth. Rev.
  (New Jersey Institute of Technology)                   5.25%          7/1/2017 (1)             1,000               1,120
New Jersey Educ. Fac. Auth. Rev.
  (New Jersey Institute of Technology)                   5.25%          7/1/2018 (1)             1,470               1,638
New Jersey Educ. Fac. Auth. Rev.
  (New Jersey Institute of Technology)                   5.25%          7/1/2020 (1)             1,725               1,898
New Jersey Educ. Fac. Auth. Rev.
  (New Jersey Institute of Technology)                   6.00%          7/1/2024 (1)             1,500               1,597
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO  1.25%          6/2/2003                11,900              11,900
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO  1.25%          6/2/2003                 2,330               2,330
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)        5.00%          7/1/2015 (3)             1,550               1,746
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)        5.00%          7/1/2015 (3)             1,600               1,803
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)        5.00%          7/1/2017 (3)             1,700               1,887
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)        5.00%          7/1/2017 (3)             1,765               1,959
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)        5.00%          7/1/2019 (3)             1,945               2,131
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)       5.625%          7/1/2019 (1)             2,105               2,421
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)        5.00%          7/1/2020 (3)             1,010               1,099
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)        5.00%          7/1/2031 (2)             1,000               1,049
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)           5.25%          7/1/2014 (3)             2,305               2,650
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)           5.25%          7/1/2015 (3)             1,880               2,144
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)           5.25%          7/1/2016 (3)             2,050               2,324
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)           5.25%          7/1/2024 (3)            11,210              12,107
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)           5.00%          7/1/2031 (3)             1,965               2,071

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
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
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
NEW JERSEY LONG-TERM TAX-EXEMPT FUND                    COUPON              DATE                 (000)              (000)
--------------------------------------------------------------------------------------------------------------------------
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)      5.25%          7/1/2010 (2)     $       1,500       $       1,722
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)      5.25%          7/1/2012 (2)             1,275               1,453
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)      5.25%          7/1/2014 (2)               500                569
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)      5.25%          7/1/2015 (2)               400                 452
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)      5.25%          7/1/2016 (2)               200                 225
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)     5.60%           7/1/2016 (1)             1,000               1,115
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)     5.625%          7/1/2019 (1)             3,625               4,034
New Jersey Educ. Fac. Auth. Rev.
  (Stevens Institute of Technology)                     5.125%          7/1/2022                 4,000               4,184
New Jersey Educ. Fac. Auth. Rev.
  (Stevens Institute of Technology)                      5.25%          7/1/2032                 6,000               6,189
New Jersey Educ. Fac. Auth. Rev. (William Patterson)     5.20%          7/1/2015 (3)               755                 850
New Jersey Educ. Fac. Auth. Rev. (William Patterson)     5.30%          7/1/2017 (3)               250                 281
New Jersey Educ. Fac. Auth. Rev. (William Patterson)    5.375%          7/1/2018 (3)               905               1,021
New Jersey Educ. Fac. Auth. Rev. (William Patterson)    5.375%          7/1/2019 (3)               360                 404
New Jersey Environmental Infrastructure Trust
  Wastewater Treatment Rev.                             5.125%          9/1/2015                 5,090               5,714
New Jersey Environmental Infrastructure Trust
  Wastewater Treatment Rev.                              5.00%          9/1/2017                 1,525               1,682
New Jersey Health Care Fac. Financing Auth. Rev.
  (Atlantic City Medical Center)                         6.00%          7/1/2008                 2,530               2,875
New Jersey Health Care Fac. Financing Auth. Rev.
  (Atlantic City Medical Center)                         6.25%          7/1/2017                 3,950               4,499
New Jersey Health Care Fac. Financing Auth. Rev.
  (Atlantic City Medical Center)                         5.75%          7/1/2025                 5,000               5,392
New Jersey Health Care Fac. Financing Auth. Rev.
  (Community Medical Center/Kimball Medical Center/
Kensington Manor Care Center)                            5.25%          7/1/2009 (4)             5,500               6,255
New Jersey Health Care Fac. Financing Auth. Rev.
  (Community Medical Center/Kimball Medical Center/
Kensington Manor Care Center)                            5.00%          7/1/2010 (4)             4,695               5,210
New Jersey Health Care Fac. Financing Auth. Rev.
  (Community Medical Center/Kimball Medical Center/
Kensington Manor Care Center)                           5.25%           7/1/2012 (4)             1,500               1,687
New Jersey Health Care Fac. Financing Auth. Rev.
  (Hackensack Univ. Medical Center)                     5.375%          1/1/2013 (1)             2,355               2,636
New Jersey Health Care Fac. Financing Auth. Rev.
  (Hackensack Univ. Medical Center)                     5.375%          1/1/2014 (1)             2,965               3,324
New Jersey Health Care Fac. Financing Auth. Rev.
  (Holy Name Hosp.)                                      5.25%          7/1/2020 (2)             4,100               4,459
New Jersey Health Care Fac. Financing Auth. Rev.
  (Jersey Shore Medical Center)                          6.20%          7/1/2004 (2)(Prere.)     1,755               1,886
New Jersey Health Care Fac. Financing Auth. Rev.
  (Jersey Shore Medical Center)                          6.25%          7/1/2004 (2)(Prere.)     1,140               1,226
New Jersey Health Care Fac. Financing Auth. Rev.
  (Jersey Shore Medical Center)                          6.20%          7/1/2013 (2)             1,345               1,437
New Jersey Health Care Fac. Financing Auth. Rev.
  (Jersey Shore Medical Center)                          6.20%          7/1/2014 (2)             1,320               1,410
New Jersey Health Care Fac. Financing Auth. Rev.
  (Jersey Shore Medical Center)                          6.25%          7/1/2016 (2)               860               919
New Jersey Health Care Fac. Financing Auth. Rev.
  (Mercer Medical Center)                                6.50%          7/1/2010 (1)             6,000               6,027

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
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
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
NEW JERSEY LONG-TERM TAX-EXEMPT FUND                    COUPON              DATE                 (000)              (000)
--------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Fac. Financing Auth. Rev.
  (Meridian Health System Obligated Group)              5.625%          7/1/2012 (4)     $       3,710       $       4,270
New Jersey Health Care Fac. Financing Auth. Rev.
  (Meridian Health System Obligated Group)              5.625%          7/1/2013 (4)             7,355               8,465
New Jersey Health Care Fac. Financing Auth. Rev.
  (Meridian Health System Obligated Group)               5.25%          7/1/2029 (4)            13,450              14,241
New Jersey Health Care Fac. Financing Auth. Rev.
  (Mountainside Hosp.)                                   5.35%          7/1/2007 (1)             3,215               3,291
New Jersey Health Care Fac. Financing Auth. Rev.
  (Riverside Medical Center)                             6.25%          7/1/2010 (2)(ETM)        2,935               3,615
New Jersey Health Care Fac. Financing Auth. Rev.
  (South Jersey Hosp.)                                  5.875%          7/1/2021                 3,500               3,695
New Jersey Health Care Fac. Financing Auth. Rev.
  (South Jersey Hosp.)                                   6.00%          7/1/2026                3,500                3,685
New Jersey Health Care Fac. Financing Auth. Rev.
  (South Jersey Hosp.)                                   6.00%          7/1/2032                 3,000               3,145
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Barnabas Health Care)                             5.25%          7/1/2013 (1)             3,000               3,364
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Barnabas Health Care)                             5.25%          7/1/2016 (1)            3,300                3,674
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Barnabas Health Care)                             0.00%          7/1/2021 (1)            3,000                1,368
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Barnabas Health Care)                             4.75%          7/1/2028 (1)            9,330                9,497
New Jersey Health Care Fac. Financing Auth. Rev.
  (St. Clares Riverside Medical Center)                  5.75%          7/1/2014 (1)            8,500                9,036
New Jersey Health Care Fac. Financing Auth. Rev.
  (Virtua Health)                                        5.25%          7/1/2014 (4)            11,000              12,357
New Jersey Higher Educ. Assistance Auth.
  Student Loan Rev.                                      4.95%          6/1/2010 (2)             5,460               5,951
New Jersey Higher Educ. Assistance Auth.
  Student Loan Rev.                                      5.05%          6/1/2011 (2)             4,395               4,766
New Jersey Higher Educ. Assistance Auth.
  Student Loan Rev.                                      5.05%          6/1/2012 (1)             1,000               1,104
New Jersey Higher Educ. Assistance Auth.
  Student Loan Rev.                                      5.15%          6/1/2012 (2)             4,540               4,919
New Jersey Higher Educ. Assistance Auth.
  Student Loan Rev.                                      5.10%          6/1/2013 (1)             2,255               2,481
New Jersey Higher Educ. Assistance Auth.
  Student Loan Rev.                                      5.20%          6/1/2013 (2)             7,120               7,681
New Jersey Higher Educ. Assistance Auth.
  Student Loan Rev.                                     5.125%          6/1/2014 (1)             1,300               1,428
New Jersey Higher Educ. Assistance Auth.
  Student Loan Rev.                                      5.25%          6/1/2018 (1)               705                 764
New Jersey Highway Auth. Rev. (Garden State Parkway)     6.20%          1/1/2010 (2)            20,000              24,117
New Jersey Highway Auth. Rev. (Garden State Parkway)     5.50%          1/1/2013 (3)            10,000              11,931
New Jersey Highway Auth. Rev. (Garden State Parkway)     5.50%          1/1/2014 (3)             7,500               8,964
New Jersey Highway Auth. Rev. (Garden State Parkway)     5.50%          1/1/2015 (3)             7,500               8,990
New Jersey Highway Auth. Rev. (Garden State Parkway)     5.50%          1/1/2016 (3)             2,000               2,400
New Jersey Highway Auth. Rev. (Garden State Parkway)     5.60%          1/1/2017 (3)             7,535               8,693
New Jersey Housing & Mortgage Finance Agency
  Multi-Family Housing Rev.                              5.70%          5/1/2020 (4)             2,895               3,151

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
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
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
NEW JERSEY LONG-TERM TAX-EXEMPT FUND                    COUPON              DATE                 (000)              (000)
--------------------------------------------------------------------------------------------------------------------------
New Jersey Housing & Mortgage Finance Agency Rev.
  (Home Buyer)                                           5.40%         10/1/2020 (1)     $       1,345       $       1,381
New Jersey Sports & Exposition Auth. Rev.                6.50%          3/1/2013 (1)            10,000              12,453
New Jersey Sports & Exposition Auth. Rev.                5.50%          3/1/2017 (1)             5,755               6,933
New Jersey Sports & Exposition Auth. Rev. VRDO           1.10%          6/9/2003                   700                 700
New Jersey Sports & Exposition Auth. Rev. VRDO           1.10%          6/9/2003 (1)               100                 100
New Jersey Transp. Corp. COP                             6.00%         9/15/2009 (2)(Prere.)    10,000              12,113
New Jersey Transp. Corp. COP                             5.50%         9/15/2012 (2)            20,000              23,877
New Jersey Transp. Corp. COP                             5.50%         9/15/2014 (2)             1,500               1,785
New Jersey Transp. Corp. COP                             5.75%         9/15/2014 (2)             2,000               2,349
New Jersey Transp. Corp. COP                             5.50%         9/15/2015 (2)            15,000              17,892
New Jersey Transp. Trust Fund Auth. Rev.                 5.50%         6/15/2005 (1)(Prere.)       700                 775
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%         6/15/2007 (2)(Prere.)    16,280              19,215
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%         6/15/2010    (Prere.)     5,000               6,089
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%        12/15/2011 (1)(Prere.)     2,000               2,487
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%        12/15/2011 (1)(Prere.)    13,000              16,131
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%        12/15/2011 (1)(Prere.)     5,000               6,204
New Jersey Transp. Trust Fund Auth. Rev.                 6.00%        12/15/2011 (1)(Prere.)    15,000              18,612
New Jersey Transp. Trust Fund Auth. Rev.                 5.50%         6/15/2013 (1)             2,300               2,520
New Jersey Transp. Trust Fund Auth. Rev.                 5.75%         6/15/2020                 5,000               6,101
New Jersey Transp. Trust Fund Auth. Rev.                 5.00%        12/15/2021 (1)            17,800              18,957
New Jersey Turnpike Auth. Rev.                           6.00%          1/1/2013 (1)             1,000               1,233
New Jersey Turnpike Auth. Rev.                           6.50%          1/1/2013 (1)            20,000              25,449
New Jersey Turnpike Auth. Rev.                           5.75%          1/1/2016 (1)             2,285               2,642
New Jersey Turnpike Auth. Rev.                           6.50%          1/1/2016 (1)            28,270              36,139
New Jersey Turnpike Auth. Rev.                           5.75%          1/1/2017 (1)            10,000              11,561
New Jersey Turnpike Auth. Rev.                          5.375%          1/1/2020 (1)             3,500               3,890
New Jersey Turnpike Auth. Rev.                           5.50%          1/1/2025 (1)             1,800               1,991
New Jersey Turnpike Auth. Rev. VRDO                      1.15%          6/9/2003 (3)LOC          9,800               9,800
New Jersey Water Supply Auth. Delaware & Raritan
  Water System Rev.                                     5.375%         11/1/2010 (1)             2,230               2,516
New Jersey Water Supply Auth. Delaware & Raritan
  Water System Rev.                                     5.375%         11/1/2011 (1)             2,345               2,622
New Jersey Water Supply Auth. Delaware & Raritan
  Water System Rev.                                     5.375%         11/1/2013 (1)             2,600               2,874
Newark NJ GO                                             5.50%         10/1/2008 (2)             1,660               1,931
Newark NJ School Dist. GO                               5.375%        12/15/2013 (1)             2,000               2,348
North Bergen Township NJ GO                              8.00%         8/15/2006 (4)             1,885               2,264
North Hudson NJ Sewer Auth. Rev.                        5.125%          8/1/2008 (3)             2,000               2,234
North Hudson NJ Sewer Auth. Rev.                         5.25%          8/1/2016 (3)            14,360              15,855
North Hudson NJ Sewer Auth. Rev.                        5.125%          8/1/2022 (3)             4,000               4,167
North Jersey Water Dist. Rev.
  (Wanaque South Project)                                6.00%          7/1/2003 (1)(Prere.)    10,125              10,370
Ocean County NJ Util. Auth. Wastewater Rev.              6.30%          1/1/2005 (Prere.)        2,215               2,417
Ocean County NJ Util. Auth. Wastewater Rev.              6.35%          1/1/2005 (Prere.)        2,360               2,577
Ocean County NJ Util. Auth. Wastewater Rev.              6.35%          1/1/2005 (Prere.)        2,515               2,746
Ocean County NJ Util. Auth. Wastewater Rev.              5.00%          1/1/2014                 6,000               6,899
Ocean County NJ Util. Auth. Wastewater Rev.              5.25%          1/1/2017                 2,665               2,993
Ocean County NJ Util. Auth. Wastewater Rev.              5.25%          1/1/2018                 2,345               2,621
Ocean County NJ Util. Auth. Wastewater Rev.              6.60%          1/1/2018 (3)(ETM)        2,500               3,239
Plainfield NJ Board of Educ. GO                          5.00%          8/1/2020 (4)             1,500               1,606
Port Auth. of New York & New Jersey Rev.                5.125%        11/15/2012 (3)             2,500               2,736
Port Auth. of New York & New Jersey Rev.                5.125%        11/15/2013 (3)             5,735               6,242

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
NEW JERSEY LONG-TERM TAX-EXEMPT FUND                    COUPON              DATE                 (000)              (000)
--------------------------------------------------------------------------------------------------------------------------
Port Auth. of New York & New Jersey Rev.                5.125%        11/15/2014 (3)     $       6,025       $       6,557
Port Auth. of New York & New Jersey Rev.                 5.50%        12/15/2014 (2)             2,790               3,254
Port Auth. of New York & New Jersey Rev.                 5.00%          8/1/2015                 3,370               3,568
Port Auth. of New York & New Jersey Rev.                5.875%         9/15/2015 (3)            10,000              11,219
Port Auth. of New York & New Jersey Rev.                 5.50%        12/15/2019 (2)             5,125               5,823
Port Auth. of New York & New Jersey Rev.                 5.20%         7/15/2021 (2)             3,250               3,384
Port Auth. of New York & New Jersey Rev.                5.375%         7/15/2022 (3)            15,000              16,691
Port Auth. of New York & New Jersey Rev.                5.125%        10/15/2030 (1)             6,725               7,011
Port Auth. of New York & New Jersey Rev.                5.375%        10/15/2035 (1)             3,000               3,282
Rutgers State Univ. New Jersey                           6.40%          5/1/2013                 3,000               3,694
Rutgers State Univ. New Jersey VRDO                      1.20%          6/2/2003                 7,100               7,100
Salem County NJ Financing Auth. PCR
  (Atlantic City Electric Co.) VRDO                      1.10%          6/9/2003 (1)               800                 800
South Brunswick Township NJ Board of Educ. GO            6.40%          8/1/2005 (3)(Prere.)     2,205               2,451
South Brunswick Township NJ Board of Educ. GO            5.25%          8/1/2020 (3)             1,785               1,969
South Brunswick Township NJ Board of Educ. GO            5.25%          8/1/2022 (3)             3,000               3,267
South Jersey Port Corp. New Jersey Rev.                  5.00%          1/1/2023                 2,000               2,095
South Jersey Port Corp. New Jersey Rev.                  5.20%          1/1/2023                 1,500               1,573
South Jersey Port Corp. New Jersey Rev.                  5.10%          1/1/2033                 2,000               2,075
South Jersey Transp. Auth.
  New Jersey Transp. System Rev.                         5.25%         11/1/2013 (2)             4,000               4,585
South Jersey Transp. Auth.
  New Jersey Transp. System Rev.                         5.25%         11/1/2014 (2)             4,125               4,723
South Jersey Transp. Auth.
  New Jersey Transp. System Rev.                         5.00%         11/1/2029 (2)             9,850              10,330
Stafford NJ Muni. Util. Auth. Water & Sewer Rev.         5.50%          6/1/2011 (3)             3,100               3,660
Toms River NJ School Dist. GO                            5.00%         1/15/2020 (4)             1,510               1,614
Toms River NJ School Dist. GO                            5.00%         1/15/2021 (4)             1,600               1,701
Union County NJ Improvement Auth. Rev.
  (Plainfield Board of Educ.)                            5.80%          8/1/2007 (3)(Prere.)     4,000               4,667
Union County NJ PCR (Exxon) VRDO                         0.90%          6/2/2003                 2,300               2,300
Union County NJ PCR (Exxon) VRDO                         1.10%          6/2/2003                26,200              26,200
Union County NJ Util. Auth. Rev. (Ogden Martin)          5.25%          6/1/2006 (2)             5,375               5,903
Union County NJ Util. Auth. Rev. (Ogden Martin)         5.375%          6/1/2011 (2)             8,375               9,186
Union County NJ Util. Auth. Rev. (Ogden Martin)         5.375%          6/1/2012 (2)             8,995               9,816
Union County NJ Util. Auth. Rev. (Ogden Martin)         5.375%          6/1/2013 (2)             9,445              10,245
Univ. of Medicine & Dentistry New Jersey COP             5.00%         4/15/2025 (2)             1,650               1,757
Univ. of Medicine & Dentistry New Jersey COP             5.00%         4/15/2032 (2)             3,250               3,437
Univ. of Medicine & Dentistry New Jersey Rev.            6.50%         12/1/2012 (1)(ETM)        4,000               4,961
Univ. of Medicine & Dentistry New Jersey Rev.           5.375%         12/1/2015 (2)             2,325               2,708
Univ. of Medicine & Dentistry New Jersey Rev.           5.375%         12/1/2016 (2)             1,110               1,284
Univ. of Medicine & Dentistry New Jersey Rev.            5.50%         12/1/2018 (2)             1,250               1,444
Univ. of Medicine & Dentistry New Jersey Rev.            5.50%         12/1/2019 (2)             3,000               3,450
Univ. of Medicine & Dentistry New Jersey Rev.            5.50%         12/1/2020 (2)             3,675               4,207
Univ. of Medicine & Dentistry New Jersey Rev.            5.50%         12/1/2021 (2)             2,000               2,281
Univ. of Medicine & Dentistry New Jersey Rev.            5.50%         12/1/2023 (2)             7,330               8,285
Univ. of Medicine & Dentistry New Jersey Rev.            5.50%         12/1/2027 (2)            10,100              11,264
Vernon Township NJ School Dist. GO                       5.25%         12/1/2014 (3)             1,200               1,366
Vernon Township NJ School Dist. GO                       5.30%         12/1/2015 (3)             1,200               1,366
Vernon Township NJ School Dist. GO                      5.375%         12/1/2016 (3)             1,200               1,368
Vernon Township NJ School Dist. GO                      5.375%         12/1/2017 (3)             1,200               1,363
Vernon Township NJ School Dist. GO                      5.375%         12/1/2018 (3)             1,200               1,357

--------------------------------------------------------------------------------------------------------------------------
                                                                                                  FACE              MARKET
                                                                        MATURITY                AMOUNT              VALUE*
NEW JERSEY LONG-TERM TAX-EXEMPT FUND                    COUPON              DATE                 (000)              (000)
--------------------------------------------------------------------------------------------------------------------------
West Orange NJ Board of Educ. COP                       5.625%         10/1/2019 (1)     $       2,500       $       2,879
West Orange NJ Board of Educ. COP                        6.00%         10/1/2024 (1)             1,000               1,180
West Orange NJ Board of Educ. COP                       5.625%         10/1/2029 (1)             2,000               2,252
West Windsor Plainsboro NJ Regional School Dist.         5.00%         12/1/2011 (4)             2,700               3,123
West Windsor Plainsboro NJ Regional School Dist.         5.00%         12/1/2012 (4)             2,720               3,158
West Windsor Plainsboro NJ Regional School Dist.         5.00%         12/1/2013 (4)             2,215               2,549
West Windsor Plainsboro NJ Regional School Dist.         5.00%         12/1/2014 (4)             1,000               1,146
West Windsor Plainsboro NJ Regional School Dist.         5.00%         12/1/2015 (4)             1,000               1,136

OUTSIDE NEW JERSEY:
Guam Govt. Ltd. Obligation Infrastructure
  Improvement Rev.                                      5.125%          11/1/2011 (2)            3,400               3,846
Puerto Rico Electric Power Auth. Rev.                    5.25%          7/1/2017 (1)             3,200               3,607
Puerto Rico GO                                           5.50%          7/1/2013 (3)             4,000               4,822
Puerto Rico GO                                           5.50%          7/1/2014 (3)             2,000               2,414
Puerto Rico GO                                           5.50%          7/1/2017 (6)             5,000               6,018
Puerto Rico GO                                           5.00%          7/1/2018 (1)            11,500              12,710
Puerto Rico GO                                           5.50%          7/1/2018                 5,540               6,372
Puerto Rico GO                                           5.00%          7/1/2024 (4)            10,000              10,593
Puerto Rico Govt. Dev. Bank VRDO                         1.05%          6/9/2003 (1)             3,600               3,600
Puerto Rico Highway & Transp. Auth. Rev. VRDO            1.10%          6/9/2003 (2)             7,700               7,700
Puerto Rico Housing Finance Corp. Home Mortgage Rev.     5.30%         12/1/2028                 3,000               3,132
Puerto Rico Infrastructure Financing Auth.
  Special Tax Rev.                                       5.00%          7/1/2021 (2)             8,000               8,430
Puerto Rico Muni. Finance Agency                         5.50%          8/1/2019 (4)             2,000               2,310
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.       5.50%          7/1/2014                 5,000               5,768
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.       5.50%          7/1/2015                 4,150               4,789
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.       5.50%          7/1/2016                 3,000               3,455
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.       5.75%          7/1/2017                 2,000               2,357
--------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (Cost $1,453,821)                                                                      $   1,615,759
--------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.1%)
--------------------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                               26,655
Liabilities                                                                                                       (25,566)
                                                                                                             -------------
                                                                                                             $      1,089
                                                                                                             -------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                            $   1,616,848
==========================================================================================================================
* See Note A in Notes to Financial Statements.
* Securities  purchased on a when-issued or delayed delivery basis for which the fund has not taken  delivery as of May 31, 2003.  For key to  abbreviations  and other references, see page 26.

--------------------------------------------------------------------------------
                                                                          AMOUNT
NEW JERSEY LONG-TERM TAX-EXEMPT FUND                                       (000)
--------------------------------------------------------------------------------
AT MAY 31, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                    $   1,450,275
Undistributed Net Investment Income                                           --
Accumulated Net Realized Gains                                             4,635
Unrealized Appreciation                                                  161,938
--------------------------------------------------------------------------------
NET ASSETS                                                         $   1,616,848
================================================================================

Investor Shares--Net Assets
Applicable to 78,942,265 outstanding $.001 par value shares of
  beneficial interest (unlimited authorization)                    $     994,638
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                         $       12.60
--------------------------------------------------------------------------------

Admiral Shares--Net Assets
Applicable to 49,383,431 outstanding $.001 par value shares of
  beneficial interest (unlimited authorization)                    $     622,210
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--ADMIRAL SHARES                          $       12.60
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.


KEY TO ABBREVIATIONS

BAN--Bond Anticipation Note.
COP--Certificate of Participation.
CP--Commercial Paper.
GO--General Obligation Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
TOB--Tender Option Bond.
TRAN--Tax Revenue Anticipation Note.
VRDO--Variable Rate Demand Obligation.
(ETM)--Escrowed to Maturity.
(Prere.)--Prerefunded.

SCHEDULED PRINCIPAL AND INTEREST PAYMENTS ARE GUARANTEED BY:

(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance). (6) XL Capital Assurance Inc. The insurance does not guarantee the market value of the municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

--------------------------------------------------------------------------------
                                 NEW JERSEY TAX-EXEMPT      NEW JERSEY LONG-TERM
                                   MONEY MARKET FUND             TAX-EXEMPT FUND
                                ------------------------    --------------------
                                         SIX MONTHS ENDED MAY 31, 2003
                                ------------------------------------------------
                                          (000)                    (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Interest                               $10,218                 $ 37,123
--------------------------------------------------------------------------------
  Total Income                           10,218                   37,123
--------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services              122                      107
  Management and Administrative
   Investor Shares                        1,142                      660
   Admiral Shares                            --                      239
  Marketing and Distribution
   Investor Shares                          171                       70
   Admiral Shares                            --                       35
 Custodian Fees                               3                        8
 Shareholders' Reports and Proxies
  Investor Shares                            11                       11
  Admiral Shares                             --                        5
 Trustees' Fees and Expenses                  1                        1
  Total Expenses                          1,450                    1,136
NET INVESTMENT INCOME                     8,768                   35,987

--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold                 146                    5,628
 Futures Contracts                           --                     (133)
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)                    146                    5,495
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
   Investment Securities                     --                   69,556
   Futures Contracts                         --                     (54)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                            --                   69,502
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $ 8,914                 $110,984
================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions--Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions--Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                             NEW JERSEY TAX-EXEMPT        NEW JERSEY LONG-TERM
                               MONEY MARKET FUND             TAX-EXEMPT FUND
                      -----------------------------  ---------------------------
                         SIX MONTHS            YEAR    SIX MONTHS           YEAR
                              ENDED           ENDED         ENDED          ENDED
                       MAY 31, 2003   NOV. 30, 2002  MAY 31, 2003  NOV. 30, 2002
                              (000)           (000)         (000)          (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income      $ 8,768        $ 21,282      $ 35,987      $ 72,103
 Realized Net Gain (Loss)       146             300         5,495         6,883
 Change in Unrealized
   Appreciation (Depreciation)   --             --         69,502        14,455
--------------------------------------------------------------------------------
 Net Increase (Decrease) in
  Net Assets Resulting from
   Operations                 8,914          21,582       110,984        93,441
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
 Investor Shares             (8,768)        (21,282)      (22,007)      (45,566)
 Admiral Shares                  --              --       (13,980)      (26,537)
Realized Capital Gain*
 Investor Shares                 --              --        (3,754)       (1,885)
 Admiral Shares                  --              --        (2,337)         (954)
--------------------------------------------------------------------------------
   Total Distributions       (8,768)        (21,282)      (42,078)      (74,942)
--------------------------------------------------------------------------------
Capital Share Transactions--
 Note E
   Investor Shares           76,517         208,279        (5,365)       (7,311)
   Admiral Shares                --              --        (1,343)      113,510
--------------------------------------------------------------------------------
 Net Increase (Decrease)from
 Capital Share Transactions  76,517         208,279        (6,708)      106,199
--------------------------------------------------------------------------------
   Total Increase (Decrease) 76,663         208,579        62,198       124,698
--------------------------------------------------------------------------------
NET ASSETS

 Beginning of Period      1,757,531       1,548,952     1,554,650     1,429,952
--------------------------------------------------------------------------------
 End of Period           $1,834,194      $1,757,531    $1,616,848    $1,554,650
================================================================================
* Includes fiscal 2003 and 2002 short-term gain distributions by the Long-Term Tax-Exempt Fund totaling $0 and $321,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

NEW JERSEY TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED NOVEMBER 30,
                                                 SIX MONTHS ENDED  -------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       MAY 31, 2003      2002      2001      2000      1999      1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                       .005      .013      .028      .036      .028      .031
 Net Realized and Unrealized Gain (Loss) on Investments        --        --        --        --        --       --
--------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                          .005      .013      .028      .036      .028      .031
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                       (.005)    (.013)    (.028)    (.036)    (.028)    (.031)
 Distributions from Realized Capital Gains                     --        --        --        --        --        --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                         (.005)    (.013)    (.028)    (.036)    (.028)    (.031)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
====================================================================================================================
TOTAL RETURN                                                0.49%     1.29%     2.80%     3.68%     2.86%     3.18%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (Millions)                       $1,834    $1,758    $1,549    $1,427    $1,263    $1,179
Ratio of Total Expenses to Average Net Assets              0.16%*     0.17%     0.18%     0.18%     0.20%     0.20%
Ratio of Net Investment Income to Average Net Assets       0.98%*     1.28%     2.74%     3.62%     2.82%     3.12%
====================================================================================================================
*Annualized.

NEW JERSEY LONG-TERM TAX-EXEMPT FUND INVESTOR SHARES
--------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED NOVEMBER 30,
                                                 SIX MONTHS ENDED  -------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       MAY 31, 2003      2002      2001      2000      1999      1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $12.06    $11.91    $11.52    $11.19    $11.98    $11.72
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                       .279      .575      .581      .599      .590      .599
 Net Realized and Unrealized Gain (Loss) on Investments      .587      .174      .390      .330     (.738)     .271
--------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                          .866      .749      .971      .929     (.148)     .870
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                       (.279)    (.575)    (.581)    (.599)    (.590)    (.599)
 Distributions from Realized Capital Gains                  (.047)    (.024)       --        --     (.052)    (.011)
--------------------------------------------------------------------------------------------------------------------
   Total Distributions                                      (.326)    (.599)    (.581)    (.599)    (.642)    (.610)
--------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                             $12.60    $12.06    $11.91    $11.52    $11.19    $11.98
====================================================================================================================

TOTAL RETURN                                                7.27%     6.42%     8.55%     8.57%    -1.31%     7.59%
====================================================================================================================

RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                        $995      $958      $954    $1,235    $1,155    $1,112
 Ratio of Total Expenses to Average Net Assets             0.17%*     0.18%     0.20%     0.19%     0.19%     0.20%
 Ratio of Net Investment Income to Average Net Assets      4.55%*     4.78%     4.89%     5.33%     5.06%     5.04%
 Portfolio Turnover Rate                                     14%*       15%        8%       14%       11%       14%
====================================================================================================================
*Annualized.

NEW JERSEY LONG-TERM TAX-EXEMPT FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                         SIX MONTHS          YEAR
                                              ENDED         ENDED     MAY 14* TO
FOR A SHARE OUTSTANDING                     MAY 31,      NOV. 30,       NOV. 30,
 THROUGHOUT EACH PERIOD                        2003          2002           2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $12.06        $11.91        $11.76
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .282          .582          .318
 Net Realized and Unrealized Gain
   (Loss) on Investments                       .587          .174          .150
--------------------------------------------------------------------------------
   Total from Investment Operations            .869          .756          .468
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income         (.282)        (.582)        (.318)
 Distributions from Realized Capital Gains    (.047)        (.024)           --
--------------------------------------------------------------------------------
   Total Distributions                        (.329)        (.606)        (.318)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD               $12.60        $12.06        $11.91
================================================================================

TOTAL RETURN                                  7.31%         6.48%         4.00%
================================================================================

RATIOS/SUPPLEMENTAL DATA

 Net Assets, End of Period (Millions)          $622          $597          $476
 Ratio of Total Expenses to
   Average Net Assets                       0.11%**         0.12%       0.15%**
 Ratio of Net Investment Income to
   Average Net Assets                       4.61%**         4.82%       4.84%**
 Portfolio Turnover Rate                      14%**           15%            8%
================================================================================
*Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard New Jersey Tax-Exempt Funds comprise the New Jersey Tax-Exempt Money Market Fund and the New Jersey Long-Term Tax-Exempt Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey.

     The Long-Term Tax-Exempt Fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares. A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Long-Term Tax-Exempt Fund: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

     2. FUTURES CONTRACTS: The Long-Term Tax-Exempt Fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest rate risk, maintaining liquidity, diversifying credit risk, and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

     Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

     3. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     4. Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     5. Other: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                           CAPITAL CONTRIBUTION     PERCENTAGE     PERCENTAGE OF
                                    TO VANGUARD        OF FUND        VANGUARD'S
NEW JERSEY TAX-EXEMPT FUND                (000)     NET ASSETS    CAPITALIZATION
--------------------------------------------------------------------------------
Money Market                               $330           0.02%            0.33%
Long-Term                                   287           0.02             0.29
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year.

     The Long-Term Tax-Exempt Fund had realized losses totaling $800,000 through November 30, 2002, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

     At May 31, 2003, net unrealized appreciation of Long-Term Tax-Exempt Fund investment securities for tax purposes was $161,138,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase. D. During the six months ended May 31, 2003, the Long-Term Tax-Exempt Fund purchased $103,819,000 of investment securities and sold $138,091,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                                    SIX MONTHS ENDED             YEAR ENDED
                                       MAY 31, 2003          NOVEMBER 30, 2002
                                  ----------------------  ----------------------
                                      AMOUNT   SHARES       AMOUNT        SHARES
NEW JERSEY TAX-EXEMPT FUND            (000)     (000)        (000)         (000)
--------------------------------------------------------------------------------
MONEY MARKET
 Issued                         $ 682,452     682,452  $ 1,363,789    1,363,789
 Issued in Lieu of Cash
    Distributions                      8,482    8,482       20,389       20,389
 Redeemed                           (614,417)(614,417)  (1,175,899)  (1,175,899)
--------------------------------------------------------------------------------
    Net Increase (Decrease)           76,517   76,517      208,279      208,279
--------------------------------------------------------------------------------
LONG-TERM
INVESTOR SHARES
 Issued                             $ 95,972    7,820    $ 232,695       19,338
 Issued in Lieu of Cash
    Distributions                     19,614    1,593       35,624        2,965
 Redeemed                           (120,951)  (9,866)    (275,630)     (22,986)
--------------------------------------------------------------------------------
 Net Increase (Decrease)--
    Investor Shares                   (5,365)    (453)      (7,311)        (683)
--------------------------------------------------------------------------------
Admiral Shares
 Issued                               60,013    4,888      221,274       18,475
 Issued in Lieu of Cash
    Distributions                     12,370    1,005       20,579        1,710
 Redeemed                            (73,726)  (6,005)    (128,343)     (10,673)
--------------------------------------------------------------------------------
 Net Increase (Decrease)--
    Admiral Shares                    (1,343)    (112)     113,510        9,512
================================================================================

Investing Is Fast and Easy on Vanguard.com

If you're like many Vanguard investors, you believe in planning and taking control of your own investments. Vanguard.com(R) was built for you--and it's getting better all the time.

MANAGE YOUR INVESTMENTS WITH EASE
Log on to Vanguard.com and:

* See what you own (at Vanguard and elsewhere) and how you're doing by using our Consolidated View(TM) tool.

*    Check your overall asset allocation, no matter where your assets are held.

*    Compare your holdings with industry benchmarks.

*    Analyze your personal performance.

* Invest online and even manage the mail you get from us. (Prefer to get fund reports like this one online? Just let us know!)

* Set up a Watch List to make it easy to track funds and securities of interest.

PLAN YOUR INVESTMENTS WITH CONFIDENCE
Go to our PLANNING & Advice and RESEARCH FUNDS & STOCKS sections and:

* Take our Investor Questionnaire to find out what asset allocation might best suit your needs.

*    Find out how much you should save for retirement and for college costs.

* Discover how investment costs affect your bottom line by using our Compare Fund Costs tool.

* Find out how to maximize your after-tax returns in our PlainTalk(R) guide Be a Tax-Savvy Investor.

*    Attend our quarterly PlainTalk webcasts on investing.

Find out what Vanguard.com can do for you. Log on today!

Capitalize on Your IRA

Are you taking full advantage of your individual retirement account? You really should be. The contribution limits on IRAs were recently raised, making these tax-deferred accounts more powerful options for retirement savers.

     Here's how you can exploit your IRA--and improve your chances of having the retirement of your dreams.

* CONTRIBUTE THE MAXIMUM AMOUNT EACH YEAR.

It may be an obvious point, but if you invest as much in your IRA as the law allows--currently $3,000 per tax year if you are under age 50 and $3,500 if you are age 50 or over--you will increase the odds of meeting your retirement goals. "Max out" every year you can.

* MAKE IT AUTOMATIC.

Put your IRA on autopilot by taking advantage of Vanguard's Automatic Investment Plan. Your IRA contributions will be deducted from your bank account on a schedule of your choosing, making retirement investing a healthy habit.

* CONSIDER COST.

The owners of low-cost investments keep a larger portion of their gross returns than the owners of high-cost investments. Over the long term, avoiding costlier mutual funds and brokerage commissions could significantly boost your retirement savings. Our low costs are one reason a Vanguard IRA(R) is such a smart choice.

* Request a direct rollover when you change jobs.

Don't spend your retirement assets before you've retired. When you change jobs, roll your 401(k) or other employer-sponsored retirement plan assets directly into your IRA.

     If you have questions about your IRA, want to transfer an IRA from another institution to Vanguard, or need help with any other IRA transaction, call our Retirement Resource Center at 1-800-205-6189 or visit Vanguard.com. You can open or fund your IRA on our website, and have a confirmation in your hand within minutes.

THE VANGUARD(R) FAMILY OF FUNDS

STOCK FUNDS
500 Index Fund
Calvert Social Index Fund
Capital Opportunity Fund
Capital Value Fund
Convertible Securities Fund
Developed Markets Index Fund
Dividend Growth Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Explorer(TM) Fund
International Growth Fund
International Value Fund
Mid-Cap Growth Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund


BALANCED FUNDS

Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS

GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Institutional Total Bond Market Index Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds
 (California, Florida, Massachusetts,
 New Jersey, New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS

Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund

State Tax-Exempt Money Market
 Funds (California,
 New Jersey, New York, Ohio, Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY

Balanced Portfolio
Capital Growth Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio
Total Bond Market Index Portfolio
Total Stock Market Index Portfolio

For information about Vanguard funds and annuities, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.

--------------------------------------------------------------------------------
JOHN J. BRENNAN*             Chairman of the Board, Chief Executive Officer, and
(1987)                       Director/Trustee of The Vanguard Group,  Inc.,  and
                             of each  of  the investment companies served by The
                             Vanguard Group.
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

CHARLES D. ELLIS           The Partners of '63 (pro bono ventures in education);
(2001)                     Senior Adviser to Greenwich Associates (international
                           business strategy  consulting);  Successor Trustee of
                           Yale University;  Overseer  of  the  Stern  School of
                           Business at  New  York  University;  Trustee  of  the
                           Whitehead Institute for Biomedical Research.
--------------------------------------------------------------------------------
RAJIV L. GUPTA             Chairman and Chief Executive Officer (since October
(2002)                     1999), Vice  Chairman  (January-September 1999),  and
                           Vice President (prior to September1999)  of  Rohm and
                           Haas Co. (chemicals);  Director  of  Technitrol, Inc.
                           (electroniccomponents),    and      Agere     Systems
                           (communications  components);  Board  Member  of  the
                           American   Chemistry   Council;   Trustee  of  Drexel
                           University.
--------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN     Vice President, Chief Information Officer, and Member
(1998)                     of the  Executive  Committee  of  Johnson  &  Johnson
                           (pharmaceuticals/consumer products); Director  of the
                           Medical Center  at Princeton and Women's Research and
                           Education Institute.
--------------------------------------------------------------------------------
BURTON G. MALKIEL          Chemical   Bank   Chairman's  Professor of Economics,
(1977)                     Princeton University; Director of Vanguard Investment
                           Series plc  (Irish investment fund)  (since  November
                           2001),  Vanguard  Group  (Ireland)  Limited   (Irish
                           investment  management  firm)  (since November 2001),
                           Prudential  Insurance  Co.  of  America,  BKF Capital
                           (investment management firm), The Jeffrey Co.(holding
                           company), and NeuVis, Inc.(software company).
--------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.      Chairman, President,  Chief  Executive  Officer,  and
(1993)                     Director of NACCO Industries, Inc.  (forklift trucks/
                           housewares/lignite); Director of Goodrich Corporation
                           (industrial products/aircraft systems  and services);
                           Director until 1998 of  Standard Products  Company (a
                           supplier for the automotive industry).
--------------------------------------------------------------------------------
J. LAWRENCE WILSON         Retired Chairman and Chief Executive Officer of Rohm
(1985)                     and Haas Co.  (chemicals);  Director  of Cummins Inc.
                           (diesel engines), MeadWestvaco Corp.(paper products),
                           and    AmerisourceBergen     Corp.    (pharmaceutical
                           distribution); Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. Gregory Barton          Secretary;  Managing  Director and General Counsel of
                           The   Vanguard  Group, Inc. (since  September  1997);
                           Secretary  of  The  Vanguard Group and of each of the
                           investment  companies  served  by The Vanguard Group;
                           Principal  of  The Vanguard Group (prior to September
                           1997).
--------------------------------------------------------------------------------
THOMAS J. HIGGINS          Treasurer; Principal  of  The  Vanguard  Group, Inc.;
                           Treasurer of each  of the investment companies served
                           by The Vanguard Group.
--------------------------------------------------------------------------------
* Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

[PICTURE OF SHIP]
THE VANGUARD GROUP(R)

POST OFFICE BOX 2600
Valley Forge, PA 19482-2600

Vanguard,  The  Vanguard  Group,  Vanguard.com,   Admiral,   Consolidated  View,
Explorer, Morgan, LifeStrategy, PlainTalk, STAR, Wellesley, Wellington, Windsor, Vanguard IRA, and the ship logo are trademarks of The Vanguard Group, Inc.

S&P 500(R), Standard & Poor's 500, and 500 are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by The Vanguard Group, Inc. Vanguard mutual funds are not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund.

All other marks are the exclusive property of their respective owners.


ABOUT OUR COVER

The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information, or to request additional information about the funds or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through VANGUARD.COM(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C) 2003 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q142 072003

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  July 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date: :  July 8, 2003

       VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date: :  July 8, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.

               CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350,
                           AS ADOPTED PURSUANT TO
                SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002


Name of Issuer: VANGUARD NEW JERSEY TAX-FREE FUNDS

     In connection with the Report on Form N-CSR of the above-named issuer that is accompanied by this certification, the undersigned hereby certifies, to his knowledge, that:

1. The Report fully complies with the requirements of Section 13(a) or 15 (d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all materials respects, the financial condition and results of operations of the issuer.


Date:  July 8, 2003                                 /s/ John J. Brennan
                                                        -----------------------
                                                        John J. Brennan
                                                        Chief Executive Officer

                CERTIFICATION PURSUANT TO 18 U.S.C. SECTION 1350,
                              AS ADOPTED PURSUANT TO
                  SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002


Name of Issuer:  VANGUARD NEW JERSEY TAX-FREE FUNDS

     In connection with the Report on Form N-CSR of the above-named issuer is accompanied by this certification, the undersigned hereby certifies, to his knowledge, that:

1. The Report fully complies with the requirements of Section 13(a) or 15 (d) of the Securities Exchange Act of 1934; and

2. The information contained in the Report fairly presents, in all materials respects, the financial condition and results of operations of the issuer.


Date:  July 8, 2003                                 /s/ Thomas J. Higgins
                                                        -----------------------
                                                        Thomas J. Higgins
                                                        Treasurer

                                 CERTIFICATIONS
                                 --------------

I, John J. Brennan, certify that:

1. I have reviewed this report on Form N-CSR of Vanguard New Jersey Tax-Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: July 8, 2003
                                                 /s/ John J. Brennan
                                                     ----------------------
                                                     CHIEF EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Thomas J. Higgins, certify that:

1. I have reviewed this report on Form N-CSR of Vanguard New Jersey Tax-Free Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a) designed such disclosure controls and procedures to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) evaluated the effectiveness of the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"); and

c) presented in this report our conclusions about the effectiveness of the disclosure controls and procedures based on our evaluation as of the Evaluation Date;

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: July 8, 2003
                                                       /s/ Thomas J. Higgins
                                                           -----------------
                                                           TREASURER